Assets Held For Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Discontinued Operations

A. Discontinued operations

The results of the discontinued operations included in the Group profit for the financial year are set out below:

	2017 €m	2016 €m	2015 €m
Revenue	2,343	2,315	2,229

EBITDA (as defined)*	164	150	140
Depreciation	(16)	(22)	(18)
Amortisation	(5)	(9)	(11)
Operating profit	143	119	111
Profit on disposals	3	2	2
Profit before tax	146	121	113
Attributable income tax expense (i)	(39)	(40)	(28)
Profit after tax	107	81	85

Basic earnings per Ordinary Share from discontinued operations	12.8c	9.8c	10.4c
Diluted earnings per Ordinary Share from discontinued operations	12.7c	9.7c	10.4c

Cash flows from discontinued operations
Net cash inflow from operating activities	111	123	173
Net cash outflow from investing activities	(27)	(22)	(39)
Net cash inflow/(outflow) from financing activities	1	(1)	-
Net cash inflows	85	100	134

(i)	The 2017 attributable income tax expense includes a non-cash deferred tax credit of €7 million related to the enactment of the “Tax Cuts and Jobs Act” in the US during the year.

Summary of Assets Held For Sale

B. Assets held for sale

2017 €m
Assets
Property, plant and equipment (note 14)	104
Intangible assets (note 15)	372
Deferred income tax assets (note 27)	16
Inventories (note 20)	266
Trade and other receivables (note 20)	334
Cash and cash equivalents (note 23)	20
Assets held for sale	1,112

Liabilities
Trade and other payables (note 20)	306
Interest-bearing loans and borrowings (note 24)	5
Deferred income tax liabilities (note 27)	30
Liabilities associated with assets classified as held for sale	341

Net assets held for sale	771

Total gains recognised in other comprehensive income and accumulated in equity relating to assets held for sale amounted to €32 million at 31 December 2017.